UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.0%
Honeywell International, Inc. (a)	270,400	$14,358,240
Northrop Grumman Corp. (a)	154,500	9,348,795
Raytheon Co. (a)	177,000	7,917,210
		31,624,245
Capital Markets — 3.3%
Invesco Ltd. (a)	590,900	13,106,162
Morgan Stanley (a)	332,613	7,400,640
		20,506,802
Chemicals — 1.6%
E.I. du Pont de Nemours & Co. (a)	195,700	10,062,894
Commercial Banks — 1.2%
Wells Fargo & Co. (a)	266,500	7,446,010
Communications Equipment — 0.4%
Nokia Oyj (a)	389,100	2,256,780
Diversified Financial Services — 3.6%
Citigroup, Inc. (a)	228,930	8,777,176
JPMorgan Chase & Co. (a)	340,600	13,777,270
		22,554,446
Diversified Telecommunication Services — 7.6%
AT&T Inc. (a)	437,000	12,786,620
CenturyLink, Inc. (a)	506,811	18,807,756
Verizon Communications, Inc. (a)	453,700	16,011,073
		47,605,449
Electric Utilities — 2.7%
NextEra Energy, Inc. (a)	128,000	7,072,000
The Southern Co. (a)	254,300	10,055,022
		17,127,022
Electrical Equipment — 1.9%
Emerson Electric Co. (a)	244,000	11,977,960
Energy Equipment & Services — 3.3%
Ensco Plc - ADR (a)	240,600	12,811,950
Halliburton Co. (a)	142,900	7,820,917
		20,632,867
Food Products — 7.9%
General Mills, Inc. (a)	313,300	11,701,755
Kraft Foods, Inc. (a)	565,700	19,448,766
Unilever NV – ADR (a)	572,100	18,581,808
		49,732,329
Household Products — 1.3%
Kimberly-Clark Corp.	127,500	8,333,400

Common Stocks	Shares	Value
IT Services — 1.7%
International Business Machines Corp. (a)	57,200	$10,401,820
Industrial Conglomerates — 2.3%
General Electric Co. (a)	639,700	11,457,027
Tyco International Ltd. (a)	66,600	2,949,714
		14,406,741
Insurance — 7.3%
ACE Ltd. (a)	226,000	15,137,480
MetLife, Inc. (a)	284,100	11,707,761
The Travelers Cos., Inc. (a)	345,000	19,019,850
		45,865,091
Media — 4.9%
Comcast Corp., Special Class A (a)	646,900	15,098,646
Time Warner, Inc. (a)	445,700	15,670,812
		30,769,458
Metals & Mining — 2.1%
Nucor Corp. (a)	341,100	13,265,379
Multi-Utilities — 1.3%
Dominion Resources, Inc. (a)	100,300	4,859,535
Public Service Enterprise Group, Inc. (a)	99,700	3,265,175
		8,124,710
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp. (a)	198,100	20,606,362
Exxon Mobil Corp. (a)	200,800	16,021,832
Marathon Oil Corp. (a)	224,200	6,943,474
Marathon Petroleum Corp. (b)	112,100	4,908,859
		48,480,527
Pharmaceuticals — 12.9%
Bristol-Myers Squibb Co. (a)	696,400	19,958,824
Eli Lilly & Co. (a)	485,100	18,579,330
Johnson & Johnson (a)	131,200	8,500,448
Merck & Co., Inc. (a)	459,400	15,679,322
Pfizer, Inc. (a)	961,500	18,499,260
		81,217,184
Semiconductors & Semiconductor Equipment — 8.9%
Analog Devices, Inc. (a)	419,000	14,413,600
Intel Corp. (a)	681,000	15,206,730
LSI Corp. (a)(b)	1,191,900	8,772,384
Maxim Integrated Products, Inc. (a)	779,000	17,885,840
		56,278,554
Software — 1.3%
Microsoft Corp. (a)	308,700	8,458,380

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail — 3.6%
Home Depot, Inc. (a)	371,100	$12,962,523
Limited Brands, Inc. (a)	259,600	9,828,456
		22,790,979
Total Long-Term Investments (Cost – $641,806,540) – 93.8%		589,919,027

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (c)(d)	28,353,161	28,353,161
Total Short-Term Securities (Cost – $28,353,161) – 4.5%		28,353,161
Total Investments Before Outstanding Options Written (Cost – $670,159,701*) – 98.3%		618,272,188

Options Written	Contracts
Exchange-Traded Call Options — (0.4)%
ACE, Ltd., Strike Price $65, Expires 8/20/11	790	(223,175)
AT&T Inc:
Strike Price $31, Expires 8/20/11	232,000	(15,080)
Strike Price $30, Expires 9/17/11	96,000	(44,160)
Analog Devices, Inc.:
Strike Price $37, Expires 8/20/11	115,000	(34,500)
Strike Price $37, Expires 9/17/11	115,000	(63,250)
CenturyLink, Inc.:
Strike Price $40, Expires 8/20/11	89,000	(4,425)
Strike Price $41, Expires 8/20/11	59,000	(1,470)
Strike Price $42, Expires 8/20/11	130,000	(3,250)
Citigroup, Inc.:
Strike Price $39, Expires 8/20/11	40,000	(41,800)
Strike Price $40, Expires 8/20/11	20,000	(13,500)
Strike Price $42, Expires 9/17/11	20,000	(14,600)
Comcast Corp., Special Class A, Strike Price $23, Expires 8/20/11	1,060	(100,700)
Dominion Resources, Inc., Strike Price $50, Expires 8/20/11	105	(2,625)
Eli Lilly & Co., Strike Price $38, Expires 8/20/11	1,315	(99,283)
Ensco Plc - ADR, Strike Price $52.50, Expires 8/20/11	1,325	(284,875)
Exxon Mobil Corp., Strike Price $82.50, Expires 8/20/11	350	(20,125)
General Electric Co., Strike Price $19, Expires 8/20/11	1,200	(16,800)
General Mills, Inc.:
Strike Price $38, Expires 8/20/11	48,000	(13,282)
Strike Price $38, Expires 9/17/11	97,000	(58,383)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
Halliburton Co., Strike Price $55, Expires 8/20/11	545	$(101,370)
Home Depot, Inc., Strike Price $37, Expires 8/20/11	2,780	(72,280)
Honeywell International, Inc.:
Strike Price $57.50, Expires 8/20/11	75,000	(13,875)
Strike Price $57.50, Expires 9/17/11	53,000	(26,765)
Intel Corp.:
Strike Price $23, Expires 8/20/11	206,000	(51,375)
Strike Price $23, Expires 9/17/11	33,000	(16,500)
International Business Machines Corp., Strike Price $175, Expires 8/20/11	280	(215,600)
JPMorgan Chase & Co.:
Strike Price $42, Expires 8/20/11	60,000	(37,200)
Strike Price $43, Expires 9/17/11	60,000	(46,800)
LSI Corp., Strike Price $7, Expires 9/17/11	2,235	(139,688)
Limited Brands, Inc.:
Strike Price $37, Expires 8/20/11	72,000	(140,400)
Strike Price $40, Expires 8/20/11	72,000	(43,200)
Strike Price $42, Expires 8/20/11	52,000	(11,700)
Maxim Intergrated Products:
Strike Price $25, Expires 8/20/11	30,000	(4,500)
Strike Price $26, Expires 8/20/11	137,000	(6,825)
Strike Price $27, Expires 8/20/11	67,000	(3,325)
Merck & Co., Inc., Strike Price $37, Expires 8/20/11	1,260	(4,410)
MetLife, Inc., Strike Price $42, Expires 9/17/11	995	(159,200)
Microsoft Corp., Strike Price $28, Expires 9/17/11	270	(17,280)
Morgan Stanley:
Strike Price $22, Expires 8/20/11	50,000	(51,250)
Strike Price $25, Expires 9/17/11	67,000	(20,948)
Nokia Oyj - ADR, Strike Price $7, Expires 9/17/11	595	(5,057)
Nucor Corp., Strike Price $41, Expires 9/17/11	1,200	(87,000)
Pfizer, Inc., Strike Price $21, Expires 8/20/11	3,720	(16,740)
Raytheon Co., Strike Price $49, Expires 8/20/11	660	(3,300)
The Southern Co., Strike Price $40, Expires 8/20/11	950	(28,975)
Time Warner, Inc., Strike Price $37, Expires 8/20/11	1,230	(39,975)
Tyco International, Ltd., Strike Price $47, Expires 8/20/11	365	(14,782)
Verizon Communications, Inc., Strike Price $38, Expires 8/20/11	2,500	(10,000)
Wells Fargo & Co., Strike Price $29, Expires 9/17/11	935	(73,865)
		(2,519,468)

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)
Over-the-Counter Call Options — (0.4)%
ACE, Ltd., Strike Price $64.10, Expires 9/08/11, Broker Credit Suisse International	$46	$(167,191)
Bristol-Myers Squibb Co., Strike Price $29.45, Expires 9/06/11, Broker Credit Suisse International	523	(187,985)
CenturyLink, Inc., Strike Price $39.62, Expires 9/08/11, Broker Societe Generale	72	(16,774)
Chevron Corp., Strike Price $101, Expires 8/01/11, Broker UBS AG	149	(464,472)
Comcast Corp., Strike Price $22.87, Expires 8/04/11, Broker Societe Generale	250	(135,537)
E.I. du Pont de Nemours & Co., Strike Price $55.02, Expires 9/06/11, Broker UBS AG	54	(24,124)
Eli Lilly & Co., Strike Price $38.45, Expires 9/08/11, Broker UBS AG	136	(102,895)
Emerson Electric Co., Strike Price $58.50, Expires 8/12/11, Broker Citibank NA	86	(598)
Exxon Mobil Corp., Strike Price $83.37, Expires 9/09/11, Broker Goldman Sachs Bank USA	76	(61,881)
General Electric Co., Strike Price $19.06, Expires 9/08/11, Broker Goldman Sachs Bank USA	104	(21,514)
General Mills, Inc.:
Strike Price $37.85, Expires 8/31/11, Broker JP Morgan Chase Bank NA	65,000	(28,227)
Strike Price $38.50, Expires 8/31/11, Broker JP Morgan Chase Bank NA	25,000	(5,479)
Halliburton Co., Strike Price $48.50, Expires 8/01/11, Broker Citibank NA	24	(149,520)
Honeywell International, Inc., Strike Price $58, Expires 8/31/11, Broker Goldman Sachs Bank USA	75	(20,710)
International Business Machines Corp., Strike Price $166, Expires 8/20/11, Broker Goldman Sachs Bank USA	4	(57,073)
Invesco Ltd.:
Strike Price $23.41, Expires 8/01/11, Broker Morgan Stanley Capital Services Inc.	105,000	(244)
Strike Price $23.41, Expires 8/09/11, Broker Morgan Stanley Capital Services Inc.	102,000	(6,197)
Johnson & Johnson, Strike Price D $67.54, Expires 8/25/11, Broker Goldman Sachs Bank USA	99	(17,799)

Options Written	Notional Amount (000)	Value
Over-the-Counter Call Options (continued)
Kraft Foods, Inc.:
Strike Price $34.30, Expires 8/10/11, Broker UBS AG	$214,000	$(91,239)
Strike Price $35.20, Expires 9/09/11, Broker Jeffries & Co. Inc.	2,000	(813)
LSI Corp.:
Strike Price $7.40, Expires 8/18/11, Broker Credit Suisse International	216,000	(41,815)
Strike Price $7.40, Expires 8/25/11, Broker Credit Suisse International	216,000	(49,229)
Marathon Oil Corp., Strike Price $52.65, Expires 8/09/11, Broker CitiBank NA	124	(159,578)
Maxim Intergrated Products, Inc., Strike Price $24.03, Expires 9/07/11, Broker Credit Suisse International	196	(75,615)
Merck & Co., Inc., Strike Price $36.75, Expires 8/05/11, Broker Morgan Stanley Capital Services Inc.	127	(209)
Nextera Energy, Inc., Strike Price $57.40, Expires 8/31/11, Broker UBS AG	45	(15,101)
Nokia Oyj - ADR, Strike Price $6.50, Expires 8/20/11, Broker Morgan Stanley Capital Services Inc.	75	(3,157)
Northrop Grumman Corp., Strike Price $68.15, Expires 9/06/11, Broker Societe Generale	116	(16,797)
Pfizer, Inc., Strike Price $21.50, Expires 8/04/11, Broker Goldman Sachs Bank USA	176	(23)
Public Service Enterprise Group, Strike Price $31.61, Expires 8/09/11, Broker Goldman Sachs Bank USA	55	(68,387)
Raytheon Co., Strike Price $45.89, Expires 8/29/11, Broker Credit Suisse International	67	(39,308)
The Southern Co., Strike Price $39.45, Expires 8/09/11, Broker JP Morgan Chase Bank NA	960	(384,605)
The Travelers Cos., Inc.:
Strike Price $59.19, Expires 8/29/11, Broker Goldman Sachs Bank USA	145,000	(24,388)
Strike Price $57.98, Expires 9/09/11, Broker Credit Suisse International	45,000	(16,473)
Time Warner, Inc., Strike Price $37, Expires 9/02/11, Broker Credit Suisse International	123	(51,371)

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value
Over-the-Counter Call Options (concluded)
Unilever NV – ADR:
Strike Price $32.95, Expires 8/12/11, Broker Morgan Stanley Capital Services Inc.	$100,000	$(35,476)
Strike Price $33.49, Expires 9/29/11, Broker Morgan Stanley Capital Services Inc.	100,000	(39,069)
		(2,580,873)
Total Options Written (Premiums Received – $7,808,233) – (0.8)%		(5,100,341)
Total Investments, Net of Outstanding Options Written – 97.5%		$613,171,847
Other Assets Less Liabilities – 2.5%		16,015,486
Net Assets – 100.0%		$629,187,333

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$707,759,549
Gross unrealized appreciation	—
Gross unrealized depreciation	(89,487,361)
Net unrealized depreciation	$(89,487,361)

(a)	Security, or portion thereof, pledged/held as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	11,668,594	16,684,567	28,353,161	$25,632

(d)	Represents the current yield as of report date.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JULY 31, 2011	4

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$589,919,027	—	—	$589,919,027
Short-Term Securities	28,353,161	—	—	28,353,161
Total	$618,272,188	$—	—	$618,272,188

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(2,519,468)	$(2,580,873)	—	$(5,100,341)

[2]	Derivative financial instruments options, which are shown at value.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JULY 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 26, 2011